Other Income (Details) - Schedule of other income - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of other income [Abstract]
Other income	$ 23,154	$ 38,196	$ 180,345	$ 6,237,620	$ 828,332	$ 4,188	$ 8,554
Rent- waiver [Member]
Schedule of other income [Abstract]
Other income				6,126,800
Miscellaneous [Member]
Schedule of other income [Abstract]
Other income			$ 180,345	$ 110,820	$ 73,403	$ 4,188	$ 8,554